Shareholder Report, Average Annual Return (Details) 191636_DoubleLine Shiller Enhanced International CAPE_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	27.90%	7.60%	9.12%
MSCI Europe Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Total Return USD Index
Average Annual Return, Percent	19.11%	8.79%	9.08%